Offerings - Offering: 1	Feb. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	23,037,624
Proposed Maximum Offering Price per Unit	0.6270
Maximum Aggregate Offering Price	$ 14,444,590.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,994.80
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional ordinary shares, no par value of the Registrant, or the Ordinary Shares, that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of an aggregate of 23,037,624 Ordinary Shares consisting of: (i) 18,368,679 Ordinary Shares issuable upon the conversion of a non-recourse convertible promissory note; (ii) 3,651,554 Ordinary Shares issuable upon the exercise of a warrant and (iii) 1,017,391 Ordinary Shares issuable upon the exercise of a pre-funded warrant.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high ($0.661) and low ($0.593) sales prices of the Ordinary Shares as reported on the Nasdaq Capital Market on February 11, 2026.